HEDGING ACTIVITIES - Schedule of Notational Maturity Profile (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 4,383	€ 1,670	€ 1,492
Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	706	1,211	1,255
Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	677	459	237
Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,000
Less than 1 year
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,973	889	439
Less than 1 year | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	570	643	227
Less than 1 year | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	403	246	212
Less than 1 year | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	3,000
1 to 3 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	410	781	1,053
1 to 3 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	136	568	1,028
1 to 3 years | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	274	213	25
1 to 3 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0
3 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Foreign currency
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	0	0
3 to 5 years | Commodity
Disclosure of detailed information about hedging instruments [line items]
Notional amount	0	€ 0	€ 0
3 to 5 years | Deal contingent foreign currency forwards
Disclosure of detailed information about hedging instruments [line items]
Notional amount	€ 0